ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Professional services	$ 3,897	$ 2,508	$ 780
Compensation and benefits related	7,359	2,068	897
Warranty reserve	2,030	1,553	1,491
Inventory purchases	1,506	86	620
Income tax payable	1,331
Sales and use and franchise taxes	224	586	578
Franchise and royalty fees	227	159
Goods received payable	1,201
Other	3,193	605	687
Total accrued expenses and other current liabilities	20,968	7,565	5,053
Warranty reserve, at the beginning of the period	1,553	1,491
Warranty reserve assumed in acquisition	316
Additions to warranty reserve	797	346	2,352
Claims fulfilled	(636)	(284)	(977)
Warranty reserve, at the end of the period	$ 2,030	$ 1,553	$ 1,491